Common Stock Warrants - Schedule of Warrant Granted (Details) - USD ($)	Jul. 20, 2017	Jul. 05, 2017	Jun. 23, 2017	Jun. 16, 2017	Jun. 09, 2017	Dec. 31, 2016	Dec. 19, 2016	Dec. 02, 2016	Nov. 21, 2016	Nov. 02, 2016	Mar. 08, 2016
Advance amount				$ 30,000		$ 925,000	$ 266,000	$ 267,000	$ 267,000	$ 125,000
Exercise price	$ 0.08	$ 0.08	$ 0.04		$ 0.05						$ 0.005
Warrant A [Member]
Number of warrant shares						30,833,334	8,866,667	8,900,000	8,900,000	4,166,667
Exercise price							$ 0.03	$ 0.03	$ 0.03	$ 0.03
Warrant B [Member]
Number of warrant shares						30,833,334	8,866,667	8,900,000	8,900,000	4,166,667
Exercise price							$ 0.06	$ 0.06	$ 0.06	$ 0.06
Warrant C [Member]
Number of warrant shares						30,833,334	8,866,667	8,900,000	8,900,000	4,166,667
Exercise price							$ 0.06	$ 0.06	$ 0.06	$ 0.06